Subsequent Events (Dividends - Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended			3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Mar. 31, 2015
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividends	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 7	$ 6	$ 26	$ 26	$ 26
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividends	24	24	24	24	24	24	24	24	24	24	24	24	96	96	96
Subsequent Event [Member]
Subsequent Event [Line Items]
Estimated aggregate dividend payment																420	394
Subsequent Event [Member] | Dividends Declared [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate																$ 0.256	$ 0.250
Preferred stock, dividends																7	6
Subsequent Event [Member] | Dividends Declared [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate																$ 0.406	$ 0.406
Preferred stock, dividends																$ 24	$ 24
Subsequent Event [Member] | Dividends Declared [Member] | Common stock
Subsequent Event [Line Items]
Approved annual dividend, amount per share																$ 0.375	$ 0.350